Scope of Consolidation, Subsidiaries and Other Equity Investments - Number of Consolidated Entities (Details) - entity	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Scope of Consolidation, Subsidiaries and Other Equity Investments
Beginning of year	265	227
Additions	20	59
Disposals	(21)	(21)
End of year	264	265